UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                     FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-09561

                        CENTURY CAPITAL MANAGEMENT TRUST
               (Exact name of Registrant as specified in charter)

                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  Steven Alfano
                       c/o Century Capital Management, LLC
                               100 Federal Street
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-3060

Date of fiscal year end:             10/31

Date of reporting period:            1/31/06

CENTURY SMALL CAP SELECT FUND
Portfolio of Investments
January 31, 2006
(Unaudited)



Shares                                                              Value
------                                                       ---------------
           AUTO AND TRANSPORT - 0.3%
   65,650  Polaris Industries, Inc.                               $3,554,403

           CONSUMER DISCRETIONARY - 20.4%
  372,811  America's Car-Mart, Inc. *                              6,952,925
  205,850  CSK Auto Corp. *                                        3,334,770
1,730,750  Casual Male Retail Group, Inc. *                       13,032,547
  273,250  The Cato Corp.                                          5,899,468
  259,350  ChoicePoint, Inc. *                                    10,664,472
  441,250  Copart, Inc. *                                         11,115,087
1,337,030  Fred's, Inc.                                           21,232,036
  383,100  Guitar Center, Inc. *                                  20,564,808
  352,625  Jarden Corp. *                                          8,688,680
  871,850  Kforce, Inc. *                                         11,334,050
  742,400  Labor Ready, Inc. *                                    17,290,496
  231,350  P.F. Chang's China Bistro, Inc. *                      11,859,001
  351,995  Providence Service Corp. *                             10,060,017
  857,450  Scientific Games Corp. *                               27,481,273
  366,620  Tractor Supply Co. *                                   18,726,950
  667,418  Tuesday Morning Corp.                                  14,202,655
  484,954  USANA Health Sciences, Inc. *                          19,451,505
                                                             ---------------
                                                                 231,890,740
                                                             ---------------

           CONSUMER STAPLES - 3.3%
  151,350  Anixter International, Inc. *                           7,005,991
  397,800  Church & Dwight, Inc.                                  14,639,040
  349,950  McCormick & Co., Inc.                                  10,571,990
  203,200  Sanderson Farms, Inc.                                   5,689,600
                                                             ---------------
                                                                  37,906,621
                                                             ---------------

           FINANCIAL SERVICES - 23.7%
  375,650  Advent Software, Inc. *                                 9,864,569
  388,800  AmeriCredit Corp. *                                    11,181,888
  113,300  Arbor Realty Trust, Inc.                                2,976,391
  173,550  Arthur J. Gallagher & Co.                               5,060,718
  105,180  Bancorp Rhode Island, Inc.                              3,628,710
  541,294  Blackbaud, Inc.                                         9,304,844
  737,450  Bristol West Holdings, Inc.                            13,458,462
  351,430  Capital Trust, Inc.                                    10,894,330
  634,172  CapitalSource, Inc. *                                  13,926,417
  677,100  Collegiate Funding Services, Inc. *                    13,487,832
  642,322  Encore Capital Group, Inc. *                           12,114,193
  168,510  First Community Bancorp, Inc.                          10,127,451
1,009,340  First Niagara Financial Group, Inc.                    13,928,892
  289,350  Infinity Property and Casualty Corp.                   11,163,123
  605,450  Interactive Data Corp. *                               13,646,843
  303,330  Jones Lang LaSalle, Inc.                               17,857,037
  419,450  Marlin Business Services Corp. *                        9,638,961
  331,200  Max Re Capital Ltd.                                     8,780,112
  368,850  McGrath RentCorp.                                      11,972,871
  672,290  Platinum Underwriters Holdings, Ltd.                   20,605,688
  357,550  Protective Life Corp.                                  16,071,873
  352,330  Redwood Trust, Inc.                                    15,308,739
  178,450  Republic Companies Group, Inc.                          2,683,888
  491,900  Waddell & Reed Financial, Inc.                         10,959,532
                                                             ---------------
                                                                 268,643,364
                                                             ---------------

           HEALTH CARE - 18.5%
  393,450  Amedisys, Inc. *                                       17,842,958
  338,090  American Healthways, Inc. *                            15,105,861
   98,650  Computer Programs & Systems, Inc.                       4,203,477
  510,350  Covance, Inc. *                                        28,992,983
  237,850  Haemonetics Corp. *                                    12,368,200
  705,800  Healthcare Services Group, Inc.                        13,812,506
  427,550  IMS Health, Inc.                                       10,517,730
  215,150  LCA-Vision, Inc.                                       12,084,975
  918,123  Perrigo Co.                                            14,331,900
1,081,050  QIAGEN N.V. *                                          12,799,632
   88,320  Stericycle, Inc. *                                      5,278,886
  601,901  Surmodics, Inc. *                                      22,198,109
1,051,105  United Surgical Partners Int'l, Inc. *                 40,740,830
                                                             ---------------
                                                                 210,278,047
                                                             ---------------

           MATERIALS AND PROCESSING - 4.1%
  262,850  Maverick Tube Corp. *                                  12,577,372
  388,350  Olin Corp.                                              7,961,175
1,395,980  RPM International, Inc.                                26,384,022
                                                             ---------------
                                                                  46,922,569
                                                             ---------------

           OTHER ENERGY - 6.4%
  206,550  Berry Petroleum Co.                                    16,412,463
  673,550  Foundation Coal Holdings, Inc.                         29,946,033
  169,750  Holly Corp.                                            12,493,600
  228,050  Houston Exploration Co. *                              14,159,624
                                                             ---------------
                                                                  73,011,720
                                                             ---------------

           PRODUCER DURABLES 5.1%
  374,150  Advanced Energy Industries, Inc. *                      5,870,414
  226,550  Dionex Corp. *                                         12,013,947
  566,450  Donaldson Co., Inc.                                    19,570,847
   12,350  MTS Systems Corp.                                         446,960
  198,850  Nordson Corp.                                           9,031,767
  811,900  Orbital Sciences Corp. *                               10,473,510
                                                             ---------------
                                                                  57,407,445
                                                             ---------------

           TECHNOLOGY 11.3%
  270,650  Avid Technology, Inc. *                                13,443,186
1,267,595  Bell Microproducts, Inc. *                              8,061,904
  443,120  Benchmark Electronics, Inc. *                          16,187,174
  372,400  Cognos, Inc. *                                         14,188,440
1,064,050  Ixia *                                                 13,407,030
  123,450  Komag, Inc. *                                           5,809,557
  489,300  Mercury Interactive Corp. *                            17,003,175
  788,866  Online Resources Corp. *                               10,491,918
  166,650  Seagate Technology                                      4,346,232
  855,500  Semitool, Inc. *                                       11,677,575
  123,650  Western Digital Corp. *                                 2,702,989
  288,650  Witness Systems, Inc. *                                 5,755,681
  118,050  Zebra Technologies Corp. *                              5,315,791
                                                             ---------------
                                                                 128,390,652
                                                             ---------------

           TOTAL INVESTMENT IN COMMON STOCKS - 93.1%
           (Identified cost, $953,186,826)                     1,058,005,561
                                                             ---------------

FACE
AMOUNT
------       CASH EQUIVALENTS - 7.9%
$ 90,202,000 State Street Bank and Trust Eurodollar
             Time Deposit, at cost approximating value,
             maturity 2/1/2006                                    90,202,000
                                                             ---------------

             TOTAL INVESTMENTS - 101.0%                        1,148,207,561
             (Identified cost, $1,043,388,826)               ---------------


             CASH AND RECEIVABLES LESS LIABILITIES  - (1.0%)     (11,609,683)
                                                             ---------------

              NET ASSETS - 100%                               $1,136,597,878
                                                             ===============



* Non-income producing security

CENTURY SHARES TRUST
Portfolio of Investments
January 31, 2006
(Unaudited)

Shares                                                                Value
------                                                         ---------------

                CONSUMER DISCRETIONARY - 11.7%
      87,900    Bed Bath & Beyond, Inc. *                           $3,288,339
     110,320    CDW Corp.                                            6,177,920
      73,150    Costco Wholesale Corp.                               3,649,454
      59,220    Home Depot, Inc.                                     2,401,371
      94,450    Nordstrom, Inc.                                      3,940,454
     359,365    Staples, Inc.                                        8,520,544
      59,200    Target Corp.                                         3,241,200
     156,460    Tiffany & Co.                                        5,898,542
                                                               ---------------
                                                                    37,117,824
                                                               ---------------

                CONSUMER STAPLES - 4.8%
      70,900    PepsiCo, Inc.                                        4,054,062
      55,350    Proctor & Gamble Co.                                 3,278,380
     102,330    Sysco Corp.                                          3,139,484
     111,620    Walgreen Co.                                         4,830,914
                                                               ---------------
                                                                    15,302,840
                                                               ---------------

                FINANCIAL SERVICES - 45.0%
     190,800    AFLAC, Inc.                                          8,958,060
     181,394    Allstate Corp.                                       9,441,558
     234,016    American International Gr., Inc.                    15,318,687
     105,000    Aon Corp.                                            3,593,100
         165    Berkshire Hathaway, Inc. CL A *                     14,765,850
     180,000    The Chubb Corp.                                     16,983,000
     191,257    Cincinnati Financial Corp.                           8,709,844
     260,000    J.P. Morgan Chase & Co.                             10,335,000
     107,850    MBIA, Inc.                                           6,639,246
       8,000    Ohio Casualty Corp.                                    241,120
     103,400    The Progressive Corp.                               10,861,136
     290,000    Protective Life Corp.                               13,035,500
     125,150    RenaissanceRe Holdings Ltd.                          5,670,547
      71,500    SAFECO Corp.                                         3,735,875
     218,300    Torchmark Corp.                                     12,246,630
      87,666    Waddell & Reed Fin'l, Inc. CL A                      1,953,198
                                                               ---------------
                                                                   142,488,351
                                                               ---------------

                HEALTH CARE - 17.8%
     114,370    Abbott Laboratories                                  4,935,066
      45,450    Biomet, Inc.                                         1,718,464
      48,000    C.R. Bard, Inc.                                      3,044,160
     107,970    Caremark Rx, Inc. *                                  5,322,921
     178,030    Health Management Associates, Inc.                   3,742,191
     161,600    Johnson & Johnson, Inc.                              9,298,464
      74,500    Quest Diagnostics, Inc.                              3,682,535
      33,950    Stryker Corp.                                        1,694,105
     243,560    UnitedHealth Group, Inc.                            14,472,335
     107,640    Wellpoint, Inc. *                                    8,266,752
                                                               ---------------
                                                                    56,176,993
                                                               ---------------

                OTHER ENERGY - 1.3%
      40,800    Peabody Energy Corp.                                 4,060,008

                PRODUCER DURABLES - 4.8%
     174,400    Donaldson Co., Inc.                                  6,025,520
     156,560    United Technologies Corp.                            9,138,407
                                                               ---------------
                                                                    15,163,927
                                                               ---------------

                TECHNOLOGY - 8.6%
     172,800    Cisco Systems, Inc. *                                3,208,896
     380,540    Microsoft Corp.                                     10,712,201
     283,950    Nokia Corp.                                          5,219,001
     192,050    Seagate Technology                                   5,008,664
      98,680    Texas Instruments, Inc.                              2,884,416
                                                               ---------------
                                                                    27,033,178
                                                               ---------------

                TOTAL INVESTMENT IN COMMON STOCKS - 94.0%
                (Identified cost, $130,644,860)                    297,343,121
                                                               ---------------

FACE
AMOUNT
------          CASH EQUIVALENTS - 5.8%
 $18,300,000    State Street Bank and Trust Eurodollar
                Time Deposit, at cost approximating value,
                maturity 2/1/2006                                   18,300,000
                                                               ---------------

                TOTAL INVESTMENTS 99.8%                            315,643,121
                  (Identified cost, $148,944,860)              ---------------


                CASH AND RECEIVABLES LESS LIABILITIES  - 0.2%          728,241
                                                               ---------------

                NET ASSETS - 100%                                $ 316,371,362
                                                               ===============


* Non-income producing security

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, made modifications to the Registrant's disclosure controls and procedures. The Registrant's principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures, as modified, are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTURY CAPITAL MANAGEMENT TRUST

By:                    /s/ Alexander L. Thorndike
                       --------------------------------------
                       Alexander L. Thorndike
                       Chairman (Principal Executive Officer)

Date:                  June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                 /s/ Alexander L. Thorndike
                    -----------------------------------------
                    Alexander L. Thorndike
                    Chairman (Principal Executive Officer)

Date:               June 30, 2006


By:                 /s/Steven Alfano
                    -----------------------------------------
                    Steven Alfano
                    Secretary (Principal Financial Officer)

Date:               June 30, 2006

                                  EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)